18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Current	R$ 12,725,805	R$ 12,014,483
Non-current	38,143,471	35,313,041
TOTAL ASSETS	50,869,276	47,327,524
Liabilities
Current	11,619,957	11,438,552
Non-current	27,887,387	25,875,532
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member]
Assets
Current	2,333,532	238,144
Non-current	1,384,405	1,025,339
TOTAL ASSETS	3,717,937	1,263,483
Liabilities
Current	312,085	171,300
Non-current	107,809	104,611
Total	419,894	275,911
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Borrowings and Financing [Member]
Liabilities
Current	25,038
Non-current
Total	25,038
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Other Accounts Payable [Member]
Liabilities
Current	23,566	29,286
Non-current	88,021	96,629
Total	111,587	125,915
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Other Provision for Consumption and Services [Member]
Liabilities
Current	22,497	6,213
Total	22,497	6,213
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Trade Payables [Member]
Liabilities
Current	240,984	135,801
Total	240,984	135,801
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Actuarial Liabilities [Member]
Liabilities
Non-current	19,788	7,982
Total	19,788	7,982
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Trade Receivables [Member]
Assets
Current	170,588	93,317
TOTAL ASSETS	170,588	93,317
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Dividends Receivable [Member]
Assets
Current	44,554	46,171
TOTAL ASSETS	44,554	46,171
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Actuarial Asset [Member]
Assets
Non-current	13,714	99,894
TOTAL ASSETS	13,714	99,894
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Financial Investments [Member]
Assets
Current	2,116,560	92,332
Non-current	95,719
TOTAL ASSETS	2,212,279	92,332
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Loans [Member]
Assets
Current		2,675
Non-current	846,300	706,605
TOTAL ASSETS	846,300	709,280
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member] | Other Receivables [Member]
Assets
Current	1,830	3,649
Non-current	428,672	218,840
TOTAL ASSETS	R$ 430,502	R$ 222,489